Related Parties (Details)	1 Months Ended	12 Months Ended
	Sep. 27, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 01, 2019 m²
Related Parties (Details) [Line Items]
Expense amount		$ 1,251	$ 846	$ 212
Private office space (in Square Meters) | m²					1,800
pays approximately		12,000
Relation to sub lease				7,000
Employment agreement, description	On September 27, 2021, the Company and Erez Meltzer entered into an employment agreement, pursuant to which Mr. Meltzer agreed to serve as the Company’s new Chief Executive Officer (the “Meltzer Employment Agreement”). The Meltzer Employment Agreement commenced and became effective as of January 1, 2022 and shall continue for an indefinite period until it is terminated by either party. Pursuant to the terms of the Meltzer Employment Agreement, Mr. Meltzer will receive an annual base salary of nine hundred ($900) thousand dollars per year, and will be eligible for an annual incentive payment of up to one hundred percent (100%) of his base salary, which of them $450 thousand were guaranteed for the 2022 fiscal year if his employment is continued through the entire fiscal year, and were withdrawn during 2022 as an advance payment on account of the 2022 annual bonus, subject to full recourse (clawback) if the bonus is not earned; Accordingly, in 2022, Mr. Meltzer was paid seven hundred ($700) thousand dollars on the account of his 2022 annual bonus, subject to resource (clawback) as described above. Mr. Meltzer will be entitled to customary social benefits under Israeli law and practice pursuant to which the Company shall insure the CEO with a manager’s insurance policy or a pension fund, or a combination of both (whereby each will apply partially), all according to his election; Mr. Meltzer will be granted options to purchase 300,000 Ordinary Shares (the “Options”) which will vested equally over a period of 48 months as long as Mr. Meltzer will be employed by the Company. The Options shall be subject to the Company’s 2019 Equity Incentive plan and, to the extent possible, be granted pursuant to Section 102 of the Israeli Income Tax Ordinance, 5721-1961. The exercise price of the Options shall be $23.84 per share, a share price equals to the 30-day average of the Company’s share price on NASDAQ, prior to the date of approval of the CEO’s employment agreement by the Board on September 27, 2021.
Research and development expenses		47
Minimum [Member]
Related Parties (Details) [Line Items]
Gross monthly base salary			40,000
Maximum [Member]
Related Parties (Details) [Line Items]
Gross monthly base salary			60,000
Six AI Ltd Service agreement [Member]
Related Parties (Details) [Line Items]
Expense amount		0	80,000	355,000
Illumigyn Ltd. [Member]
Related Parties (Details) [Line Items]
Relation to sub lease		171	125,000
Wellsese Technologies Ltd.[Member]
Related Parties (Details) [Line Items]
Relation to sub lease		$ 47	$ 66,000